2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies Tables
Principles of Consolidation

Company name		Country of incorporation	Nature/ Vessel name	Statement of operations
				2017	2016	2015
1	Integrated Timeshare Solutions, Inc.	Nevada	Revoked	—	—	—
2	Poseidon Navigation Corp.	Marshall Islands	Nikiforos	1/1/2017 - 12/31/2017	1/1/2016 - 12/31/2016	12/31/2015

Schedule of impairment of long lived assets and goodwill
	Vessel valuation	Carrying value
M/V Nikiforos	$4,925,000	$2,960,232